8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Loans: [Abstract]
Components of the net deferred tax asset
	2015	2014

Deferred tax assets:
Allowance for loan loss	$1,922	$1,862
Previous years AMT	802	802
Loss on other equity investments	51	51
NOL carry-forwards (20 year carry-forward period)	9,627	9,420
Net unrealized loss on securities available-for-sale	129	—

	12,531	12,135

Deferred tax liability:
Depreciation	(405)	(342)
Net unrealized gain on securities available for sale	—	(49)
	(405)	(391)
Deferred Tax Asset Valuation Allowance	—	(1,000)

Net deferred tax assets:	$12,126	$10,744

Components of income tax expense
	2015	2014

Federal:
Current	$438)	$(295)
Deferred	(767)	(482)

Total	$(1,205)	$(777)

Income tax reconciliation
	2015	2014

Statutory rate applied to earnings before income taxes	$45	$595
Tax exempt interest	(123)	(164)
Life insurance proceeds	—	(78)
Deferred tax valuation allowance reversal	(1,000)	(1,000)
Other, net	(127)	(130)

Total	$(1,205)	$(777)